Net Income Per Share	12 Months Ended
Apr. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

11.   Net Income Per Share

The following table sets forth the computation of basic and diluted income per share for the years indicated:

	Year ended April 30,
	2010		2011		2012
	HK$		HK$		HK$

Basic and diluted income per share
Net income for the year – numerator		44,307		133,314		50,404
Weighted average number of basic and diluted ordinary shares outstanding - denominator		7,054,583		7,891,754		15,944,233

Basic and diluted income per share	HK$	6.3	HK$	16.9	HK$	3.2

In connection with the reverse acquisition and recapitalization, all share and per share amounts have been retroactively restated.